Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of the set out below disaggregation of group's revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers by type and timing of revenue recognition:
For the year ended December 31, 2021

	At a point in time	Over time	Total revenue
Sales of goods	120,792	—	120,792
Service revenue:
Marketplace commissions	44,345	—	44,345
Delivery services	2,219	531	2,750
Advertising revenue	—	9,322	9,322
Travel commissions	316	113	429
Other revenue	577	—	577

Total service revenue	47,457	9,966	57,423

Total revenue	168,249	9,966	178,215

For the year ended December 31, 2020

	At a point in time	Over time	Total revenue
Sales of goods	81,414	—	81,414
Service revenue:
Marketplace commissions	16,503	—	16,503
Delivery services	1,481	280	1,761
Advertising revenue	—	3,965	3,965
Travel commissions	425	20	445
Other revenue	262	—	262

Total service revenue	18,671	4,265	22,936

Total revenue	100,085	4,265	104,350

For the year ended December 31, 2019

	At a point in time	Over time	Total revenue
Sales of goods	53,487	—	53,487
Service revenue:
Marketplace commissions	2,132	—	2,132
Delivery services	1,574	184	1,758
Advertising revenue	—	1,421	1,421
Travel commissions	950	237	1,187
Other revenue	119	—	119

Total service revenue	4,775	1,842	6,617

Total revenue	58,262	1,842	60,104

Summary of group's accounts receivable and contract liabilities from contracts with customers
The following table provides information about the Group’s accounts receivable and contract liabilities from contracts with customers:

	2021	2020
Accounts receivable (included in the total accounts receivable in note 19)	3,379	1,550
Contract liabilities (note 26)	(9,923)	(5,231)

Summary of group's right of return assets and refund liabilities from contracts with customers
The following table provides information about the Group’s right of return assets and refund liabilities from contracts with customers:

	2021	2020
Right of return assets (note 18)	417	231
Refund liability arising from right of return (note 25)	(462)	(231)